[AMERICAN GENERAL LIFE COMPANIES LOGO]

                                            Lauren W. Jones
                                            Vice President & Chief Counsel,
                                            Business Lines Legal
                                            Direct Line (713) 831-8470
                                            FAX (713) 620-3878
                                            E-mail:  Laurie.Jones@aglife.com

                              May 2, 2012

BY EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street N.E.
Washington, D.C. 20549

Re: The United States Life Insurance Company in the City of New York and The United States Life Insurance Company in the City of New York
       Separate Account USL B ("Registrant")
     Product:  Executive Advantage/R/ VUL
     File No. 333-171493 and No. 811-04865-01
     CIK No. 0000805749

Dear Ladies and Gentlemen:

     As Chief Counsel of The United States Life Insurance Company in the City of New York("US Life") and counsel to US Life, as the depositor for the Registrant and on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its most recent amendment to its Form N-6 Registration Statement ("Amendment"), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

     Registrant hereby certifies that:

     (1) the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment, and

     (2) the Amendment, which is designated as Post-Effective Amendment No. 2 under the 1933 Act and as Amendment No. 3 under the Investment Company Act of 1940, was filed electronically on April 30, 2012.

     Please direct any inquiry regarding the foregoing to the undersigned at
(713) 831-8470.

                                        Very truly yours,

                                        LAUREN W. JONES

     The United States Life Insurance Company in the City of New York
             2919 Allen Parkway, L4-01 . Houston, TX  77019